Accrued Liabilities and Other Liabilities - Schedule of Accrued Liabilities and Other Liabilities (Details)		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Accrued Liabilities and Other Liabilities [Abstract]
Payables to third parties	[1]	¥ 7,238,177		¥ 2,679,350
Deposits related to the Group staff apartment sales	[2]	2,545,060		3,290,500
Deposits		813,680		856,790
Interests payable		130,189		153,951
Leasehold improvement payables		50,000		50,000
Others		303,903		459,178
Total		¥ 11,081,009	$ 1,584,562	¥ 7,489,769

[1]	Payables to third parties consisted of: (i) loans from third party for daily operational purposes which is non-interest bearing, unsecured and repayable on demand as of December 31, 2025, and (ii) miscellaneous fee collected on behalf of Hainan Advanced Technical School of Communications and insurance fees collected on behalf of the students as of December 31, 2025.
[2]	Deposit prepaid to the Group for intention of purchasing the Group’s staff apartments which can be freely withdrawn before final approval of the ownership transfer.